Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
Net income	$ 1,091,737	$ 403,153	$ 3,657,458	$ 1,901,394
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
share-based compensation expense	133,189	101,501	369,351	225,991
amortization of intangibles	700,480	957,095	3,314,616	2,636,145
depreciation and leasehold amortization	129,618	162,709	629,179	506,704
deferred income tax (benefit)	(150,637)	(374,068)	(300,269)	(61,320)
amortization of loan fees and original issue discount	85,844	66,008	280,790	143,852
Change in contingent consideration	(195,000)	50,000	(2,825,000)	(900,000)
gain on litigation settlement			(698,623)
lease termination costs			1,439,018
change in non-controlling interest	16,642	30,261	107,972	177,794
loss on disposal of fixed assets			13,061
change in (recovery of) provision for doubtful accounts	181,128	157,575	133,976	(280,565)
CHANGE IN OPERATING ASSETS AND LIABILITIES:
accounts receivable	2,946,902	(2,021,730)	(484,383)	(10,081,398)
employee and other receivables	21,367	(51,062)	(37,017)	48,801
income tax deposit and income taxes payable	468,472	251,327	372,819	(345,247)
prepaid expenses, deposits and other assets	(266,882)	(1,197,353)	183,253	(772,082)
accounts payable and accrued transportation costs	(2,343,640)	1,139,028	(4,044,136)	11,003,181
commissions payable	(1,171,588)	283,302	1,390,029	(602,575)
other accrued costs	65,195	54,285	134,971	48,902
other liabilities		(15,766)	(62,843)	(135,927)
deferred rent liability	(5,884)	1,569	(1,237)	48,891
lease termination liability	(50,721)		(674,349)
Net cash provided by (used for) operating activities	1,656,222	(2,166)	2,898,636	3,562,541
CASH FLOWS USED FOR INVESTING ACTIVITIES:
Acquisition of Business			(625,128)
Purchase of furniture and equipment	(43,677)	(200,749)	(323,430)	(701,062)
Payments to former shareholders of acquired operations			(1,583,489)	(515,525)
Net cash used for investing activities	(43,677)	(200,749)	(2,532,047)	(11,528,169)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from (repayments to) credit facility, net of credit fees	8,157,980	812,504	1,442,030	(617,858)
Proceeds from debt issuance to Caltius, net of debt issuance costs of $637,407				9,362,593
Repayments of notes payable	(2,000,000)
Repayments of notes payable to former shareholders of DBA			(767,092)	(865,817)
Distributions to non-controlling interest			(138,000)	(174,000)
Cost of shelf registration statement				(124,219)
Proceeds from exercise of stock options			4,800	5,678
Tax benefit from exercise of stock options			48,977	11,954
Net cash provided by financing activities	6,157,980	812,504	590,715	7,598,331
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,770,525	609,589	957,304	(367,297)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,024,192	66,888	66,888	434,185
CASH AND CASH EQUIVALENTS, END OF PERIOD	8,794,717	676,477	1,024,192	66,888
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	334,000	462,445	2,332,558	1,910,955
Interest paid	417,952	429,046	1,735,500	879,796
ISLA International, Ltd. [Member]
CASH FLOWS USED FOR INVESTING ACTIVITIES:
Acquisition of Business				(7,656,582)
Brunswicks Logistics, Inc. [Member]
CASH FLOWS USED FOR INVESTING ACTIVITIES:
Acquisition of Business				$ (2,655,000)